Fees Summary	Sep. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,312,689,060.00
Previously Paid Amount	400,375.14
Total Fee Amount	507,172.70
Total Offset Amount	0.00
Net Fee	$ 106,797.56